AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

May 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.1%
Information Technology – 21.3%
Communications Equipment – 3.0%
Ciena Corp.(a)	32,869	$1,670,402
Lumentum Holdings, Inc.(a)	26,524	2,283,186

		3,953,588

Electronic Equipment, Instruments & Components – 4.8%
Flex Ltd.(a)	140,718	2,402,056
Keysight Technologies, Inc.(a)	11,898	1,732,349
TE Connectivity Ltd.	17,032	2,203,771

		6,338,176

IT Services – 3.1%
Block, Inc. - Class A(a)	11,088	970,311
Maximus, Inc.	17,604	1,142,323
Visa, Inc. - Class A	9,046	1,919,290

		4,031,924

Semiconductors & Semiconductor Equipment – 4.9%
Monolithic Power Systems, Inc.	4,535	2,042,519
NVIDIA Corp.	6,848	1,278,659
NXP Semiconductors NV	10,979	2,083,375
Wolfspeed, Inc.(a)	12,602	948,048

		6,352,601

Software – 3.9%
Adobe, Inc.(a)	3,896	1,622,606
ANSYS, Inc.(a)	4,093	1,065,654
Microsoft Corp.	9,084	2,469,667

		5,157,927

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	13,724	2,042,680

		27,876,896

Health Care – 14.7%
Health Care Equipment & Supplies – 9.5%
Alcon, Inc.	27,914	2,086,013
Becton Dickinson and Co.	10,526	2,692,551
Danaher Corp.	9,978	2,632,396
Koninklijke Philips NV (ADR)	41,180	1,067,797
STERIS PLC	10,490	2,393,818
West Pharmaceutical Services, Inc.	5,057	1,569,592

		12,442,167

Health Care Providers & Services – 2.4%
Laboratory Corp. of America Holdings	6,240	1,539,533
UnitedHealth Group, Inc.	3,331	1,654,774

		3,194,307

Life Sciences Tools & Services – 2.8%
Bio-Rad Laboratories, Inc. - Class A(a)	3,534	1,900,550

Company	Shares	U.S. $ Value

Bruker Corp.	27,410	$1,712,577

		3,613,127

		19,249,601

Industrials – 13.1%
Aerospace & Defense – 1.3%
Hexcel Corp.	30,557	1,755,500

Building Products – 2.8%
Owens Corning	22,315	2,132,867
Trex Co., Inc.(a)	23,086	1,471,040

		3,603,907

Commercial Services & Supplies – 3.4%
Tetra Tech, Inc.	12,154	1,640,425
Waste Management, Inc.	17,768	2,816,406

		4,456,831

Electrical Equipment – 3.1%
Rockwell Automation, Inc.	7,983	1,701,976
Vestas Wind Systems A/S (Sponsored ADR)	274,194	2,311,455

		4,013,431

Machinery – 2.5%
Deere & Co.	6,359	2,275,123
Xylem, Inc./NY	12,583	1,060,118

		3,335,241

		17,164,910

Financials – 6.6%
Banks – 1.8%
SVB Financial Group(a)	4,868	2,378,359

Capital Markets – 3.1%
Intercontinental Exchange, Inc.	18,303	1,874,044
MSCI, Inc. - Class A	4,807	2,126,377

		4,000,421

Insurance – 1.7%
Aflac, Inc.	37,534	2,273,434

		8,652,214

Consumer Discretionary – 5.0%
Auto Components – 0.9%
Aptiv PLC(a)	11,455	1,216,979

Household Durables – 1.3%
TopBuild Corp.(a)	8,842	1,744,173

Specialty Retail – 1.3%
Home Depot, Inc. (The)	5,437	1,646,052

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. - Class B	15,855	1,884,367

		6,491,571

Company	Shares		U.S. $ Value

Utilities – 3.0%
Electric Utilities – 1.7%
NextEra Energy, Inc.		29,701	$2,248,068

Water Utilities – 1.3%
American Water Works Co., Inc.		10,843	1,640,004

			3,888,072

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
SBA Communications Corp.		5,389	1,813,991

Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Progenics Pharmaceuticals, Inc.(b) (c)		24,977	0

Total Common Stocks (cost $95,982,858)			85,137,255

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 28.7%
United States – 28.7%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	1,692	1,094,842
1.875%, 11/15/2051		655	500,436
2.25%, 02/15/2052		1,137	953,816
2.50%, 02/15/2046		962	832,772
3.00%, 05/15/2042-02/15/2049		4,405	4,223,549
6.125%, 08/15/2029		585	709,555
U.S. Treasury Notes 0.25%, 05/31/2025		5,857	5,439,503
0.625%, 05/15/2030		3,766	3,176,554
1.625%, 02/15/2026		314	301,237
1.875%, 02/28/2027-02/15/2032		5,818	5,460,248
2.00%, 02/15/2025-08/15/2025		4,766	4,676,091
2.125%, 03/31/2024		1,933	1,920,819
2.25%, 08/15/2027		1,333	1,293,455
2.375%, 01/31/2023		1,872	1,879,714
2.50%, 03/31/2027		2,574	2,536,999
2.625%, 02/15/2029		1,069	1,052,494
2.75%, 02/15/2024		1,530	1,538,128

Total Governments - Treasuries (cost $40,670,460)			37,590,212

AGENCIES – 1.3%
Agency Debentures – 1.3%
Federal National Mortgage Association 6.625%, 11/15/2030 (cost $1,932,050)		1,382	1,729,822

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 10.8%
Investment Companies – 10.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.71%(d) (e) (f) (cost $14,138,932)	14,138,932	$14,138,932

Total Investments – 105.9% (cost $152,724,300)(g)		138,596,221
Other assets less liabilities – (5.9)%		(7,720,496)

Net Assets – 100.0%		$130,875,725

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of May 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,465,516 and gross unrealized depreciation of investments was $(16,593,595), resulting in net unrealized depreciation of $(14,128,079).

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable Thematic Balanced Portfolio

May 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$85,137,255	$—	$0	(b)	$85,137,255
Governments - Treasuries	—	37,590,212	—		37,590,212
Agencies	—	1,729,822	—		1,729,822
Short-Term Investments	14,138,932	—	—		14,138,932

Total Investments in Securities	99,276,187	39,320,034	0	(b)	138,596,221
Other Financial Instruments(c)	—	—	—		—

Total	$99,276,187	$39,320,034	$0	(b)	$138,596,221

(a)	See Portfolio of Investments for sector classifications.

(b)	The Fund held securities with zero market value at period end.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2022 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 05/31/2022 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$11,284	$0	$13,444	$2,160	$0	$0	$0		$0
AB High Income Fund, Inc.	16,501	903	16,311	(1,093)	0	0	0		0
Government Money Market Portfolio	9,906	73,171	68,938	0	0	14,139	6		0
Government Money Market Portfolio*	1,352	11,662	13,014	0	0	0	0	**	0
Total	$39,043	$85,736	$111,707	$1,067	$0	$14,139	$6		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.